UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21982
                                      ------------------------------------------

                Claymore/Guggenheim Strategic Opportunities Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
                         ------
Date of reporting period: February 28, 2009
                          -----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

CLAYMORE/GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

     PRINCIPAL                                                                         OPTIONAL
        AMOUNT   DESCRIPTION                                                        CALL PROVISION                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS - 132.9%
                 CORPORATE BONDS - 24.9%
                 AIRLINES - 2.8%
$    1,467,973   America West Airlines LLC, Ser. 011G, A, Baa1
                 7.100%, 4/2/21                                                   N/A                                   $ 1,178,635
       907,561   Delta Air Lines, Inc., Ser. 071A, A-, Baa1
                 6.821%, 8/10/22                                                  N/A                                       653,444
       301,819   Delta Air Lines, Inc., Ser. 02G1, BBB+, Baa1
                 6.718%, 1/2/23                                                   N/A                                       211,273
       941,942   Northwest Airlines Corp., Ser. 992A, A-, NR
                 7.575%, 3/1/19                                                   N/A                                       690,443
                                                                                                           -------------------------
                                                                                                                          2,733,795
                                                                                                           -------------------------
                 BANKS - 9.8%
     1,000,000   Agfirst Farm Credit Bank, A, NR
                 7.300%, 10/31/49 (a) (b)                                         4/16/09 @ 100.00                          505,150
     1,250,000   Barclays Bank PLC, NR, A2
                 6.278%, 12/29/49 (United Kingdom) (a) (c)                        12/15/34 @ 100.00                         489,913
     1,200,000   BNP Paribas, A+, Aa3
                 7.195%, 6/29/49 (France) (a) (b) (c)                             6/25/37 @ 100.00                          593,234
     1,000,000   CoBank ACB, A, NR
                 7.875%, 4/16/18 (a) (b)                                          N/A                                       953,414
     1,000,000   Credit Agricole SA, A, Aa3
                 6.637%, 5/29/49 (France) (a) (b) (c)                             5/31/17 @ 100.00                          344,331
     1,500,000   Farm Credit Bank, Ser. 1, NR, A2
                 7.561%, 11/29/49 (a) (c)                                         12/15/13 @100.00                          856,185
     1,000,000   Fifth Third Bancorp, BBB+, A3
                 8.250%, 3/1/38 (a)                                               N/A                                       724,661
     1,000,000   KeyBank NA, Ser. BKNT, A-, A2
                 7.413%, 5/6/15 (a)                                               N/A                                       895,224
     1,000,000   KeyCorp Capital III, BB+, A3
                 7.750%, 7/15/29 (a)                                              N/A                                       708,632
     1,200,000   Lloyds Banking Group PLC, BB, Aa3
                 6.267%, 11/29/49 (United Kingdom) (a) (b) (c)                    11/14/16 @ 100.00                         237,391
     1,250,000   Mellon Capital IV, Ser. 1, A-, Aa3
                 6.244%, 6/20/49 (a) (c)                                          6/20/12 @ 100.00                          525,210
     1,250,000   Northgroup Preferred Capital Corp., A, A1
                 6.378%, 1/29/49 (a) (b) (c)                                      10/15/17 @ 100.00                         520,050
       700,000   PNC Preferred Funding Trust I, BBB, A3
                 8.700%, 2/19/49 (a) (b) (c)                                      3/15/13 @ 100.00                          329,553
     1,400,000   Royal Bank of Scotland Group PLC, Ser. MTN, BB, Ba2
                 7.640%, 3/31/49 (United Kingdom) (a) (c)                         9/29/17 @ 100.00                          182,000
     1,250,000   State Street Capital Trust IV, BBB+, A2
                 2.320%, 6/15/37 (a) (d)                                          6/15/12 @ 100.00                          485,885
     1,250,000   US AgBank FCB, A, A2
                 6.110%, 4/29/49 (a) (b) (c)                                      7/10/12 @ 100.00                          806,488
     1,000,000   Wells Fargo Capital XIII, Ser. GMTN, A, A1
                 7.700%, 12/29/49 (a) (c)                                         3/26/13 @ 100.00                          486,880
                                                                                                           -------------------------
                                                                                                                          9,644,201
                                                                                                           -------------------------
                 COMMERCIAL SERVICES - 0.2%
       250,000   R.R. Donnelley & Sons Co., BBB, Baa2
                 11.250%, 2/1/19 (a)                                              N/A                                       237,271
                                                                                                           -------------------------

                 DIVERSIFIED FINANCIAL SERVICES - 4.1%
       500,000   Discover Financial Services, BBB-, Baa3
                 6.450%, 6/12/17 (a)                                              N/A                                       378,266
                 Hampton Roads PPV LLC, NR, Aa3  (a) (b)
     1,000,000   6.071%, 12/15/41                                                 N/A                                       731,340
     1,000,000   6.171%, 6/15/53                                                  N/A                                       708,640
       500,000   Janus Capital Group, Inc., BB+, Baa3
                 6.950%, 6/15/17 (a)                                              N/A                                       262,488
     1,000,000   Schwab Capital Trust I, BBB+, A3
                 7.500%, 11/15/37 (a) (c)                                         11/15/17 @ 100.00                         653,250
     2,000,000   Svensk Exportkredit AB, AA-, Aa3
                 6.375%, 10/29/49 (Sweden) (a) (b)                                3/27/09 @ 100.00                        1,300,000
                                                                                                           -------------------------
                                                                                                                          4,033,984
                                                                                                           -------------------------
                 ELECTRIC - 1.1%
       500,000   Pennsylvania Electric Co., BBB, Baa2
                 6.050%, 9/1/17 (a)                                               N/A                                       458,201
     1,000,000   Wisconsin Energy Corp., BBB-, Baa1
                 6.250%, 5/15/67 (a) (c)                                          5/15/17 @ 100.00                          610,000
                                                                                                           -------------------------
                                                                                                                          1,068,201
                                                                                                           -------------------------
                 ENTERTAINMENT AND GAMING - 1.4%
     1,000,000   Agua Caliente Band of Cahuilla Indians, NR, NR
                 6.350%, 10/1/15 (b)                                              N/A                                       845,630
       500,000   Downstream Development Authority of the Quapaw Tribe of Oklahoma, B-, Caa1
                 12.000%, 10/15/15 (b)                                            10/15/11 @ 109.00                         250,000
       500,000   Indianapolis Downs LLC & Capital Corp., CCC, Caa2
                 11.000%, 11/1/12 (b)                                             11/1/10 @ 105.50                          260,000
                                                                                                           -------------------------
                                                                                                                          1,355,630
                                                                                                           -------------------------
                 INSURANCE - 3.8%
       525,000   Ajax Re Ltd., CC, NR
                 7.570%, 5/8/09 (Cayman Islands) (b) (d) (e)                      N/A                                        95,813
     1,000,000   Allstate Corp. (The), BBB, Baa1
                 6.500%, 5/15/57 (a) (c)                                          5/15/37 @ 100.00                          570,000
     1,000,000   AXA SA, BBB+, Baa1
                 6.463%, 12/14/49 (France) (a) (b) (c)                            12/14/18 @ 100.00                         375,616
       400,000   Blue Coast Ltd., Ser. A, BB-, NR
                 10.840%, 12/8/10 (Cayman Islands) (b) (d) (e)                    N/A                                       378,268
       700,000   Blue Fin Ltd., BB+, NR
                 5.811%, 4/10/12  (a) (b) (d) (e)                                 4/08/10 @ 101.00                          595,700
       500,000   GlobeCat Ltd., Ser. CAQ, NR, B1
                 7.435%, 1/2/13 (Cayman Islands) (b) (d) (e)                      12/21/11 @ 100.50                         480,380
     1,000,000   Metlife Capital Trust IV, BBB, Baa1
                 7.875%, 12/15/37 (a) (b)                                         12/15/32 @ 100.00                         626,007
     1,250,000   Progressive Corp. (The), A-, A2
                 6.700%, 6/15/37 (a) (c)                                          6/15/17 @ 100.00                          679,213
                                                                                                           -------------------------
                                                                                                                          3,800,997
                                                                                                           -------------------------
                 REAL ESTATE INVESTMENT TRUSTS - 0.6%
     1,000,000   HRPT Properties Trust, BBB, Baa2
                 6.650%, 1/15/18 (a)                                              7/15/17 @ 100.00                          636,388
                                                                                                           -------------------------

                 RETAIL - 1.1%
     1,000,000   AutoNation, Inc., BB+, Ba2
                 3.094%, 4/15/13 (a) (d)                                          4/15/09 @ 102.00                          792,500
       500,000   Macys Retail Holdings, Inc., BBB-, Baa3
                 5.900%, 12/1/16 (a)                                              N/A                                       297,195
                                                                                                           -------------------------
                                                                                                                          1,089,695
                                                                                                           -------------------------
                 TOTAL CORPORATE BONDS - 24.9%
                 (Cost $40,092,744)                                                                                      24,600,162
                                                                                                           -------------------------

                 ASSET BACKED SECURITIES - 41.2%
     1,907,939   321 Henderson Receivables I LLC, Ser. 2007-3A, Class A, BBB+, A2,
                 6.150%, 10/15/48 (a) (b)                                                                                 1,313,864
       479,564   321 Henderson Receivables I LLC, Ser. 2008-1A, Class A, AAA, Aaa,
                 6.190%, 1/15/44 (a) (b)                                                                                    357,736
       500,000   321 Henderson Receivables I LLC, Ser. 2008-1A, Class B, AA, NR,
                 8.370%, 1/15/46 (a) (b)                                                                                    330,085
       500,000   321 Henderson Receivables I LLC, Ser. 2008-1A, Class C, A, NR,
                 9.360%, 1/15/48 (b)                                                                                        355,055
       500,000   321 Henderson Receivables I LLC, Ser. 2008-1A, Class D, BBB, NR,
                 10.810%, 1/15/50 (b)                                                                                       390,165
     1,410,361   Airplanes Pass Through Trust, Ser. 1R, Class A8, BB-, Baa3,
                 0.830%, 3/15/19 (d)                                                                                      1,057,771
     1,400,000   American Express Credit Account Master Trust, Ser. 2007-4, Class C, BBB, Baa2,
                 0.721%, 12/17/12 (b) (d)                                                                                 1,012,131
       980,551   Applebee's Enterprises LLC, Ser. 2007-1A, Class A22A, AAA, Aa2,
                 6.427%, 12/20/37 (b)                                                                                       475,263
       635,902   Armstrong Loan Funding Ltd., Ser. 2008-1A, Class B, AAA, Aaa,
                 2.170%, 8/1/16 (Cayman Islands) (b) (d)                                                                    246,520
     2,000,000   Black Diamond CLO Ltd., Ser. 2006-1A, Class B, AA, Aa2,
                 1.574%, 4/29/19 (Cayman Islands) (a) (b) (d)                                                             1,619,100
     2,000,000   Black Diamond CLO Ltd., Ser. 2006-1A, Class C, A, A2,
                 1.874%, 4/29/19 (Cayman Islands) (a) (b) (d)                                                             1,446,860
        47,590   Blue Falcon, NR, NR,
                 5.460%, 12/25/16 (b)                                                                                        46,626
       601,590   BNC Mortgage Loan Trust, Ser. 2007-4, Class A3A, AAA, NR,
                 0.724%, 11/25/37 (d)                                                                                       557,836
     2,000,000   Callidus Debt Partners Fund Ltd., Ser. 6A, Class A1T, AAA, Aaa,
                 1.385%, 10/23/21 (Cayman Islands) (b) (d)                                                                1,795,720
     1,420,000   Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4, BBB, Baa2,
                 0.668%, 1/9/12 (a) (d)                                                                                   1,179,059
     3,294,264   Countrywide Home Equity Loan Trust, Ser. 2004-S, Class 1A, A, Baa1,
                 0.695%, 2/15/30 (d)                                                                                      1,482,548
       350,000   Daimler Chrysler Master Owner Trust, Ser. 2006-A, Class A, BB-, Baa3,
                 0.491%, 11/15/11 (d)                                                                                       240,350
     1,960,000   Dominos Pizza Master Issuer LLC, Ser. 2007-1, Class A2, BBB+, Baa3,
                 5.261%, 4/25/37 (b)                                                                                      1,021,158
     3,000,000   Dunkin Securitization, Ser. 2006-1, Class A2, A, Baa1,
                 5.779%, 6/20/31 (b)                                                                                      2,152,290
       250,000   Ford Credit Floorplan Master Owner Trust, Ser. 2006-3, Class A, BBB+, Aa2,
                 0.635%, 6/15/11 (d)                                                                                        223,216
     1,000,000   Ford Credit Floorplan Master Owner Trust, Ser. 2006-4, Class B, BB, Baa3,
                 1.005%, 6/15/13 (a) (d)                                                                                    504,290
     1,000,000   Friedbergmilstein Private Capital Fund, Ser. 2004-1A, Class B2, AA, Aa2,
                 5.409%, 1/15/19 (Cayman Islands) (b)                                                                       975,950
     1,104,476   GE Commercial Loan Trust, Ser. 2006-1, Class A2, AAA, A3,
                 1.316%, 4/19/17 (a) (b) (d)                                                                              1,000,766
       500,000   GSAA Trust, Ser. 2007-5, Class 1F2A, AAA, B3,
                 5.788%, 3/25/47 (a) (d)                                                                                    264,447
       400,000   Harley-Davidson Motorcycle Trust, Ser. 2007-2, Class B, A, A3,
                 5.230%, 3/15/14                                                                                            302,020
     1,000,000   Harley-Davidson Motorcycle Trust, Ser. 2007-3, Class B, A, Baa3,
                 6.040%, 8/15/14                                                                                            774,339
     2,000,000   HFG Healthco-4 LLC, Ser. 2006-1A, Class A, NR, Aa2,
                 0.845%, 6/5/12 (b) (d)                                                                                   1,266,160
     2,000,000   IHOP Franchising LLC, Ser. 2007-1A, Class A1, BBB-, Baa2,
                 5.144%, 3/20/37 (a) (b)                                                                                  1,014,780
       391,848   MRU Student Loan Trust, Ser. 2008-A, Class A1A, AAA, NR,
                 7.400%, 1/25/41 (b)                                                                                        343,479
       202,567   MRU Student Loan Trust, Ser. 2008-A, Class B, AA, NR,
                 6.659%, 1/25/41 (b) (d)                                                                                     92,738
       202,567   MRU Student Loan Trust, Ser. 2008-A, Class C, A, NR,
                 8.659%, 1/25/41 (b) (d)                                                                                    107,582
     1,424,821   Muzinich CBO II Ltd., Ser. A2-A, AA+, Aa1,
                 7.150%, 10/15/13 (Bermuda) (b)                                                                           1,409,960
     1,000,000   Nantucket CLO Ltd., Ser. 2006-1A, Class B, AA, Aa2,
                 1.669%, 11/24/20 (Cayman Islands) (b) (d)                                                                  831,050
       492,111   New Century Home Equity Loan Trust, Ser. 2004-A, Class AII9, BBB+, Aa3,
                 5.470%, 8/25/34 (d)                                                                                        330,938
       600,000   NuCO2 Funding LLC, Ser. 2008-1A, Class A1, NR, Baa2,
                 7.250%, 6/25/38 (b)                                                                                        389,166
       272,001   Phoenix Funding Ltd., Ser. 2001-1, AA, Aa1,
                 1.544%, 4/15/13 (d)                                                                                        262,233
     2,000,000   Sealane Trade Finance, Ser. 2007-1A, Class E, NR, NR,
                 16.249%, 11/25/12 (Cayman Islands) (a) (b) (d)                                                           1,671,620
     2,000,000   Stanfield Modena CLO Ltd., Ser. 2004-1A, Class C, A, A2,
                 2.775%, 9/22/16 (Cayman Islands) (a) (b) (d)                                                             1,639,080
       550,000   Start CLO Ltd., Ser. 2006-3A, Class D, BBB, Baa1,
                 3.943%, 6/7/11 (Cayman Islands) (b) (d)                                                                    495,776
       500,000   Start CLO Ltd., Ser. 2007-4A, Class D, BBB+, Baa1,
                 3.016%, 12/26/11 (Cayman Islands) (a) (b) (d)                                                              434,385
     1,000,000   Start CLO Ltd., Ser. 2007-4A, Class E, BB+, Ba1,
                 5.066%, 12/26/11 (Cayman Islands) (a) (b) (d)                                                              857,160
       992,033   Structured Asset Securities Corp., Ser. 2007-BNC1, Class A2, AAA, NR,
                 1.574%, 10/25/37 (d)                                                                                       910,279
     1,000,000   Swift Master Auto Receivables Trust, Ser. 2007-2, Class C, BBB-, Baa1,
                 2.455%, 10/15/12 (a) (d)                                                                                   180,000
     2,000,000   TCW Global Project Fund, Ser. 2004-1A, Class A1, NR, NR,
                 1.994%, 6/15/16 (Cayman Islands) (b) (d)                                                                 1,920,480
     2,000,000   TCW Global Project Fund, Ser. 2004-1A, Class B1, NR, NR,
                 3.044%, 6/15/16 (Cayman Islands) (b) (d)                                                                 1,491,480
     1,000,000   TCW Global Project Fund, Ser. 2005-1A, Class B2, A, NR,
                 5.793%, 9/1/17 (Cayman Islands) (b)                                                                        849,030
     1,284,031   TCW Select Loan Fund Ltd., Inc., Ser. 1A, Class A1, AAA,  Aaa,
                 1.814%, 10/10/13 (Cayman Islands) (b) (d)                                                                1,270,318
     2,000,000   Wrightwood Capital Real Estate CDO Ltd., Ser. 2005-1A, Class A1, AAA, Aaa,
                 1.571%, 11/21/40 (Cayman Islands) (b) (d)                                                                1,821,340
                                                                                                           -------------------------
                 TOTAL ASSET BACKED SECURITIES - 41.2%                                                                   40,714,199
                 (Cost $50,958,301)                                                                        -------------------------

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 23.7%
       900,000   American Tower Trust, Ser. 2007-1A, Class AFX, AAA, Aaa,
                 5.420%, 4/15/37 (a) (b)                                                                                    801,000
     1,000,000   American Tower Trust, Ser. 2007-1A, Class B, AA, Aa2,
                 5.537%, 4/15/37 (b)                                                                                        798,130
       500,000   Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class G, A-, NR,
                 5.335%, 3/11/41 (b) (d)                                                                                    216,315
     1,000,000   Banc of America Commercial Mortgage, Inc., Ser. 2004-5, Class B, AA+, Aa2,
                 5.058%, 11/10/41 (a) (d)                                                                                   414,109
       600,000   Banc of America Commercial Mortgage, Inc., Ser. 2005-5, Class AJ, AAA, Aaa,
                 5.157%, 10/10/45 (a) (d)                                                                                   272,170
     1,500,000   Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class AJ, AAA, NR,
                 5.463%, 12/11/40 (d)                                                                                       682,583
       500,000   Citigroup Commercial Mortgage Trust, Ser. 2004-C2, Class E, A-, A3,
                 5.023%, 10/15/41 (b) (d)                                                                                   156,251
     2,000,000   Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class AJ, AAA, Aaa,
                 5.225%, 7/15/44 (a) (d)                                                                                    904,496
     1,000,000   Commercial Mortgage Pass Through Certificates, Ser. 2006-CN2A, Class F, A, NR,
                 5.570%, 2/5/19 (a) (b) (d)                                                                                 424,456
     1,748,312   Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2005-HYB8, Class 4A1, AAA, B2,
                 5.557%, 12/20/35 (d)                                                                                       972,794
     1,500,000   Credit Suisse Mortgage Capital Certificates, Ser. 2006-C3, Class AM, AAA, Aaa,
                 5.826%, 6/15/38 (a) (d)                                                                                    613,868
       115,665   Credit Suisse Mortgage Capital Certificates, Ser. 2006-TF2A, Class SHDA, A-, Aa1,
                 1.055%, 7/15/19 (b) (d)                                                                                    107,975
     1,000,000   Crown Castle Towers LLC, Ser. 2006-1A, Class C, NR, A2,
                 5.470%, 11/15/36 (b)                                                                                       875,000
     1,425,000   CS First Boston Mortgage Securities Corp., Ser. 2005-TFLA, Class K, AAA, Aaa,
                 1.755%, 2/15/20 (a) (b) (d)                                                                              1,257,475
       232,815   Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Ser. 2006-AB4, BB, Baa3,
                 6.005%, 10/25/36 (d)                                                                                       139,231
     1,225,000   Global Signal Trust, Ser. 2004-2A, Class D, NR, Baa2,
                 5.093%, 12/15/14 (b)                                                                                     1,182,125
     2,000,000   Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class AJ, AAA, Aaa,
                 4.859%, 8/10/42 (a) (d)                                                                                    947,984
     1,000,000   Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class AJ, AAA, Aaa,
                 5.301%, 4/10/37 (a) (d)                                                                                    454,657
       600,000   GS Mortgage Securities Corp II, Ser. 2001-GL3A, Class E, NR, A1,
                 6.852%, 8/5/18 (b) (d)                                                                                     411,358
     1,184,821   Impac Secured Assets CMN Owner Trust, Ser. 2007-3, Class A1A, AAA, Caa1,
                 0.584%, 9/25/37 (d)                                                                                      1,003,054
       700,000   JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2002-C1, Class E, A-, A2,
                 6.135%, 7/12/37 (b)                                                                                        407,263
     1,000,000   JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class AJ, AAA, Aaa,
                 4.941%, 8/15/42 (a) (d)                                                                                    448,768
     2,000,000   Morgan Stanley Capital I, Ser. 2005-HQ6, Class AJ, AAA, NR,
                 5.073%, 8/13/42 (a) (d)                                                                                    908,728
     1,250,000   Morgan Stanley Capital I, Ser. 2006- IQ12, Class AM, AAA, NR,
                 5.370%, 12/15/43 (a)                                                                                       462,740
     1,000,000   Morgan Stanley Capital I, Ser. 2006-T23, Class AM, AAA, NR,
                 5.811%, 8/12/41 (a) (d)                                                                                    405,672
       145,000   SBA CMBS Trust, Ser. 2005-1A, Class D, NR, Baa2,
                 6.219%, 11/15/35 (b)                                                                                       122,525
     1,500,000   SBA CMBS Trust, Ser. 2005-1A, Class E, NR, Baa3,
                 6.706%, 11/15/35 (b)                                                                                     1,218,240
     2,000,000   TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Class AJ, AAA, NR,
                 6.086%, 8/15/39 (a) (d)                                                                                    701,538
       750,000   Timberstar Trust, Ser. 2006-1A, Class A, AAA, Aaa,
                 5.668%, 10/15/36 (a) (b)                                                                                   488,340
       100,000   Timberstar Trust, Ser. 2006-1A, Class C, A, A2,
                 5.884%, 10/15/36 (b)                                                                                        61,670
     2,000,000   Timberstar Trust, Ser. 2006-1A, Class D, BBB, Baa2,
                 6.208%, 10/15/36 (a) (b)                                                                                 1,578,680
     2,027,316   TW Hotel Funding 2005 LLC, Ser. 2005-LUX, Class A1, AAA, Aaa,
                 0.705%, 1/15/21 (a) (b) (d)                                                                              1,859,246
     1,054,204   TW Hotel Funding 2005 LLC, Ser. 2005-LUX, Class L, BB+, Baa2,
                 2.005%, 1/15/21 (b) (d)                                                                                    773,868
     2,000,000   Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AJ, AAA, Aaa,
                 5.314%, 7/15/42 (a) (d)                                                                                    917,198
     1,000,000   Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C21, Class AJ, AAA, Aaa,
                 5.209%, 10/15/44 (a) (d)                                                                                   452,825
                                                                                                           -------------------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - 23.7%                                                       23,442,332
                 (Cost $36,695,674)                                                                        -------------------------


     NUMBER OF
        SHARES                                                                                                       VALUE
    --------------------------------------------------------------------------------------------------------------------------------
                 PREFERRED STOCK - 3.5%
                 BANKS - 0.7%
        50,000   Santander Finance Preferred SA Unipersonal, 6.500% (Spain) (a)                                             662,500
                                                                                                           -------------------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.4%
        50,000   Deutsche Bank Contingent Capital Trust II, 6.550% (a)                                                      436,000
        37,600   Lehman Brothers Holdings, Inc., Ser. J, 7.950% (f)                                                             150
                                                                                                           -------------------------
                                                                                                                            436,150
                                                                                                           -------------------------
                 INSURANCE - 0.8%
        20,000   Aegon NV, 6.375%  (Netherlands) (a)                                                                        112,000
         3,800   ING Groep NV, 7.050% (Netherlands)                                                                          22,002
        40,000   Torchmark Capital Trust III, 7.100% (a)                                                                    704,800
                                                                                                           -------------------------
                                                                                                                            838,802
                                                                                                           -------------------------
                 REAL ESTATE INVESTMENT TRUST - 1.0%
        33,850   Public Storage, Ser. K, 7.250% (a)                                                                         623,517
        18,500   Public Storage, Ser. M, 6.625% (a)                                                                         317,645
                                                                                                           -------------------------
                                                                                                                            941,162
                                                                                                           -------------------------
                 TELECOMMUNICATION SERVICES - 0.6%
         1,000   Centaur Funding Corp., 9.080% (Cayman Islands) (b)                                                         609,688
                                                                                                           -------------------------

                 TOTAL PREFERRED STOCK - 3.5%
                 (Cost $7,030,091)                                                                                        3,488,302
                                                                                                           -------------------------

                 EXCHANGE-TRADED FUNDS - 13.6%
        17,200   DIAMONDS Trust Series I (a) (g)                                                                          1,216,212
        85,000   Powershares QQQ (a) (g)                                                                                  2,340,050
        78,700   ProShares Ultra Dow30 (a) (g)                                                                            1,626,729
        53,700   ProShares Ultra QQQ (a) (g)                                                                              1,212,009
       145,100   ProShares Ultra S&P500 (a) (g)                                                                           2,521,838
        61,200   SPDR Trust Series 1 (a) (g)                                                                              4,524,516
                                                                                                           -------------------------
                 TOTAL EXCHANGE-TRADED FUNDS - 13.6%                                                                     13,441,354
                 (Cost $19,627,859)                                                                        -------------------------


     PRINCIPAL
        AMOUNT                                                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AND AGENCY SECURITIES - 2.3%
$      310,000   Freddie Mac, Ser. MTN, AAA, Aaa
                 5.250%, 5/29/18, Notes                                                                                     306,802
     2,000,000   Freddie Mac, AAA, Aaa
                 6.000%, 6/15/17 to 3/2/22, Notes (a)                                                                     2,011,046
                                                                                                           -------------------------
                 TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 2.3%                                                       2,317,848
                 (Cost $2,266,538)                                                                         -------------------------

                 TERM LOANS - 23.7%
                 AEROSPACE AND DEFENSE - 1.7%
     1,468,402   Colt Defense, NR, B1,
                 4.051%, 7/9/14 (d)                                                                                       1,284,852
       492,500   Total Safety, Series C, B, B2,
                 3.229%, 12/8/12 (d)                                                                                        394,000
                                                                                                           -------------------------
                                                                                                                          1,678,852
                                                                                                           -------------------------
                 AUTOMOBILE - 1.6%
       957,114   Adesa, Inc., NR, Ba3,
                 3.253%, 9/22/13 (d)                                                                                        651,522
     1,337,812   Harbor Freight Tools, B+, B1,
                 9.691%, 7/12/13 (d)                                                                                        889,645
                                                                                                           -------------------------
                                                                                                                          1,541,167
                                                                                                           -------------------------
                 COMMUNICATIONS/MEDIA - 0.2%
       500,000   Univision Acquisition, Inc., B-, B2,
                 2.729%, 9/30/14 (d)                                                                                        230,750
                                                                                                           -------------------------

                 CONSUMER PRODUCTS - 0.6%
       962,136   Navisite, Inc., B-, B3,
                 11.150%, 9/19/14 (d)                                                                                       577,281
                                                                                                           -------------------------

                 DIVERSIFIED/CONGLOMERATE SERVICE - 2.9%
       856,172   Billing Services Group, NR, B1,
                 5.750%, 12/28/14 (d)                                                                                       787,678
       987,500   Compucom Systems, BB, Ba2,
                 3.980%, 8/13/14 (d)                                                                                        780,125
     1,481,250   First Data Corp., BB-, Ba3,
                 3.223%, 9/24/14 (d)                                                                                        981,536
       492,500   Terramark Worldwide, Inc., B, NR
                 5.209%, 7/30/14 (d)                                                                                        369,375
                                                                                                           -------------------------
                                                                                                                          2,918,714
                                                                                                           -------------------------
                 ELECTRONICS - 2.8%
       988,345   Caritor, Inc., B+, B2
                 2.730%, 6/4/13 (d)                                                                                         339,333
       467,744   Clientlogic Corp., B+, B3,
                 6.600%, 1/30/14 (d)                                                                                        254,921
     1,228,896   Freescale Semiconductor, Inc., BB, Ba1
                 3.931%, 11/29/13 (d)                                                                                       529,746
     1,481,250   GXS Corp., B+, Ba3,
                 5.106%, 10/18/14 (d)                                                                                     1,155,375
       890,395   Network Solutions LLC, B, B1,
                 3.304%, 9/26/14 (d)                                                                                        529,785
                                                                                                           -------------------------
                                                                                                                          2,809,160
                                                                                                           -------------------------
                 FOOD & BEVERAGES - 0.9%
        90,245   OSI Restaurant Partners, Revolver, B+, B3,
                 1.816%, 8/29/14 (d)                                                                                         43,769
     1,050,671   OSI Restaurant Partners, B+, B3,
                 2.822%, 6/14/14 (d)                                                                                        509,575
       500,000   Panda Restaurant, NR, NR,
                 6.600%, 8/23/17 (d)                                                                                        321,735
                                                                                                           -------------------------
                                                                                                                            875,079
                                                                                                           -------------------------
                 GAMING - 0.7%
       407,185   Cannery Casino Resorts LLC, BB-, B2,
                 2.723%, 9/18/14 (d)                                                                                        378,428
       336,614   Cannery Casino Resorts LLC, Revolver, BB-, B2,
                 2.729%, 9/18/14 (d)                                                                                        312,841
                                                                                                           -------------------------
                                                                                                                            691,269
                                                                                                           -------------------------
                 HEALTHCARE, EDUCATION & CHILDCARE - 4.2%
       853,127   Aurora Diagnostics LLC, B-, B3,
                 5.098%, 12/10/12 (d)                                                                                       767,814
       433,879   Compsych, B, B2,
                 4.015%, 7/31/14 (d)                                                                                        227,787
       855,946   Embanet, B, B2,
                 4.163%, 6/28/12 (d)                                                                                        663,358
     1,485,000   PRA International, BB-, B1,
                 6.340%, 11/16/14 (d)                                                                                     1,084,050
       933,047   Renal Advantage, Inc., BB-, B1,
                 4.496%, 9/11/14 (d)                                                                                        769,763
       934,184   TUI University LLC, B-, B2,
                 3.479%, 7/2/14 (d)                                                                                         630,574
                                                                                                           -------------------------
                                                                                                                          4,143,346
                                                                                                           -------------------------

                 HOME & OFFICE FURNISHINGS - 0.4%
       698,011   Centaur LLC, CCC+, B2,
                 9.250%, 11/9/14 (d)                                                                                        348,133
                                                                                                           -------------------------

                 INSURANCE - 0.3%
       475,640   QTC Management, B+, B2,
                 2.700%, 11/10/12 (d)                                                                                       306,788
                                                                                                           -------------------------

                 LEISURE - 1.1%
     1,448,876   Bushnell Performance Optics, BB-, Ba3,
                 5.208%, 8/24/13 (d)                                                                                      1,101,146
                                                                                                           -------------------------

                 OIL & GAS - 0.8%
     1,293,397   Calumet Lubricants Co., NR, B1,
                 5.240%, 12/28/14 (d)                                                                                       701,668
       172,414   Calumet Lubricants Co., Credit Link Deposit Facility, NR, B1,
                 5.240%, 12/28/14 (d)                                                                                        93,534
                                                                                                           -------------------------
                                                                                                                            795,202
                                                                                                           -------------------------
                 PRINTING & PUBLISHING - 0.7%
       985,000   Advanstar Communications, B+, B1,
                 3.709%, 9/20/14 (d)                                                                                        421,088
       740,554   Idearc, Inc., BBB-, Ba2,
                 3.418%, 11/17/14 (d)                                                                                       264,556
                                                                                                           -------------------------
                                                                                                                            685,644
                                                                                                           -------------------------
                 RETAIL STORES - 3.8%
     1,481,156   David's Bridal, Inc., B, B2,
                 3.212%, 1/31/14 (d)                                                                                        935,594
     1,234,375   Deb Shops, Inc., B-, B3,
                 4.888%, 4/23/14 (d)                                                                                        586,328
       994,423   Guitar Center, B-, B2,
                 3.985%, 10/9/13 (d)                                                                                        590,851
       892,500   HH Gregg Appliances, Inc., B+, B2,
                 2.476%, 9/12/14 (d)                                                                                        566,738
       985,000   Mattress Firm, B, Ba3,
                 2.730%, 10/23/14 (d)                                                                                       201,925
     1,000,000   QVC, Inc., NR, NR,
                 1.345%, 3/3/11 (d)                                                                                         850,000
                                                                                                           -------------------------
                                                                                                                          3,731,436
                                                                                                           -------------------------
                 TRANSPORTATION - 1.0%
       987,500   Carey International, Inc., B, B1,
                 5.625%, 10/29/14 (d)                                                                                       987,500
                                                                                                           -------------------------

                 TOTAL TERM LOANS - 23.7%
                 (Cost $34,338,548)                                                                                      23,421,467
                                                                                                           -------------------------

                 TOTAL LONG-TERM INVESTMENTS - 132.9%
                 (Cost $191,009,755)                                                                                    131,425,664
                                                                                                           -------------------------

      CONTRACTS
    (100 SHARES                                                             EXPIRATION                                    EXERCISE
  PER CONTRACT)  OPTIONS PURCHASED (h)                                            DATE              PRICE                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 CALL OPTIONS PURCHASED - 0.0%
            23   CBOE S&P 500 Volatility Index (g)
                 (Cost $22,770)                                             March 2009              35.00                   21,612
                                                                                                           -------------------------

                 TOTAL INVESTMENTS - 132.9%
                 (Cost $191,032,525)                                                                                    131,447,276
                 Other Assets in excess of Liabilities - 2.1%                                                             2,096,579
                 Total Options Written - (0.4%)                                                                            (396,224)
                 Borrowings - (23.3%)                                                                                   (23,009,266)
                 Reverse Repurchase Agreements - (11.3%)                                                                (11,238,380)
                                                                                                           -------------------------
                 NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%                                                 $ 98,899,985
                                                                                                           =========================


AB - Stock Company
ACB - America's Cooperative Bank
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
CMBS - Commercial Mortgage-Backed Security
FCB - Farmers Credit Bureau
LLC - Limited Liability Company
Ltd. - Limited
N/A - Not Available
NA - National Association
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation

(a) All or a portion of this security has been physically segregated in connection with swap agreements, options, reverse repurchase agreements, and unfunded loan commitments. As of February 28, 2009, the total amount segregated in connection with reverse repurchase agreements was $22,817,714.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to 57.4% of net assets applicable to common shares.

(c) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

(d)  Floating or Variable Rate Coupon.

(e) Risk-Linked Security - A risk-linked security is a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. The security is typically a debt obligation for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger event." Depending on the specific terms and structure of the security, this trigger could be the result of a hurricane, earthquake or some other catastrophic event.

(f)  Non-incoming producing as security is in default.

(g) All or a portion of this security position represents cover for outstanding options written.

(h) Non-income producing security. Ratings shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated.

Securities are classified by sectors that represent broad groupings of related industries.



-------------------------------------------------------------------------------
                             Country Allocation*
-------------------------------------------------------------------------------
United States                                                            79.7%
Cayman Islands                                                           15.9%
Bermuda                                                                   1.1%
France                                                                    1.0%
Sweden                                                                    1.0%
United Kingdom                                                            0.7%
Spain                                                                     0.5%
Netherlands                                                               0.1%
-------------------------------------------------------------------------------
*Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2008.

CONTRACTS
(100 SHARES                                                 EXPIRATION              EXERCISE
PER CONTRACT)   OPTIONS WRITTEN (h)                         DATE                       PRICE         VALUE
-----------------------------------------------------------------------------------------------------------
                CALL OPTIONS WRITTEN
          23    CBOE S&P 500 Volatility Index               March 2009               $ 45.00         8,336
         172    DIAMONDS Trust Series I                     March 2009                 75.00        15,738
         850    Powershares QQQ                             March 2009                 29.00        40,375
         787    ProShares Ultra Dow30                       March 2009                 24.00        25,577
         268    ProShares Ultra QQQ                         March 2009                 25.00        21,440
         269    ProShares Ultra QQQ                         March 2009                 26.00        14,795
       1,451    ProShares Ultra S&P500                      March 2009                 19.00       101,570
       3,250    S&P 500 Index                               March 2009                785.00        73,524
       1,269    S&P 500 Index                               March 2009                788.42        15,909
         612    SPDR Trust Series 1                         March 2009                 78.00        78,030
                                                                                             --------------
                TOTAL VALUE OF CALL OPTIONS WRITTEN                                                395,294
                (Premiums received $895,871)

                PUT OPTIONS WRITTEN
          23    CBOE S&P 500 Volatility Index               March 2009                 35.00           930
                (Premiums received $1,150)                                                   --------------

                TOTAL OPTIONS WRITTEN                                                            $ 396,224
                (Premiums received $897,021)                                                 ==============

(h)  Non-income producing security


The Fund entered into swap agreements during the period ended February 28, 2009. Details of the swap agreements outstanding as of February 28, 2009 were as follows:

CREDIT DEFAULT SWAP AGREEMENTS

                                                                                     NOTIONAL                     UNREALIZED
                    REFERENCE                              BUY/SELL   TERMINATION      AMOUNT   PAY/RECEIVE    APPRECIATION/
COUNTERPARTY        ENTITY                               PROTECTION          DATE       (000)    FIXED RATE     DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs       Basket of 110 distinct                     Sell      09/21/14    $ 3,000*        1.180%      $(2,373,771)
                    corporate entities                                                                      -----------------



INTEREST RATE SWAP AGREEMENTS
                                                                                     NOTIONAL                     UNREALIZED
                                                           FLOATING   TERMINATION      AMOUNT   PAY/RECEIVE    APPRECIATION/
COUNTERPARTY                                                   RATE          DATE       (000)    FIXED RATE     DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs**                                       3 Month LIBOR      01/04/38   $ 10,000         5.675%      $   728,710
Goldman Sachs**                                       3 Month LIBOR      01/04/38     10,000         5.860           460,700
Goldman Sachs**                                       3 Month LIBOR      07/07/38      5,000         5.753           474,550
Goldman Sachs**                                       3 Month LIBOR      07/07/38      5,000         5.940           355,550
HSBC**                                                3 Month LIBOR      01/09/23      5,000         7.700          (217,377)
                                                                                                             ----------------

                                                                                                                 $ 1,802,133
                                                                                                             ================

TOTAL RETURN SWAP AGREEMENTS
                                                                                     NOTIONAL                     UNREALIZED
                                                           FLOATING   TERMINATION      AMOUNT   PAY/RECEIVE    APPRECIATION/
COUNTERPARTY                                                   RATE          DATE       (000)    FIXED RATE     DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Barclays Capital***                           1 Month LIBOR + 0.35%      12/23/09    $ 1,000       S&P 500       $   (19,685)
Barclays Capital***                           1 Month LIBOR + 0.35%      12/23/09      1,516       S&P 500          (129,184)
Goldman Sachs***                              1 Month LIBOR + 0.35%      12/16/09      1,000       S&P 500           (44,103)
                                                                                                             ----------------

                                                                                                                 $  (192,972)
                                                                                                             ================


                                                                                                             ----------------
TOTAL UNREALIZED APPRECIATION/(DEPRECIATION) FOR SWAP AGREEMENTS                                                 $  (764,610)
                                                                                                             ================

* The Fund receives a fixed rate based upon the notional amount of $3 million and pays cumulative losses in excess of a stated percentage on an underlying basket of 110 distinct corporate entities with an aggregate notional value of $3 billion. The maximum loss exposure is $3 million.

**   The Fund pays the floating rate and receives the fixed rate.

*** The Fund pays a floating rate and receives the total return of the Standard & Poor's 500 Index.

In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).

Valuations at February 28, 2009
Description                                                  Securities   Derivatives       Total
(value in $000s)                                             ----------   -----------       -----
Assets:
Level 1                                                         $  16,930     $     -     $  16,930
Level 2                                                           114,517       2,020       116,537
Level 3                                                                 -           -             -
                                                            ----------------------------------------
Total                                                           $ 131,447     $ 2,020     $ 133,467
                                                            ========================================


Liabilities:
Level 1                                                         $       -     $   396     $     396
Level 2                                                                 -       2,784         2,784
Level 3                                                                 -           -             -
                                                            ----------------------------------------
Total                                                           $       -     $ 3,180     $   3,180
                                                            ========================================


Level 3 holdings                                             Securities   Derivatives     Total
                                                             ----------   -----------     -----
Beginning Balance at 5/31/08                                    $       -     $     -     $       -
Total Realized Gain/Loss                                                -           -             -
Change in Unrealized Gain/Loss                                          -           -             -
Net Purchases and Sales                                                 -           -             -
Net Transfers In/Out                                                    -           -             -
                                                            ----------------------------------------
Ending Balance at 2/28/09                                       $       -     $     -     $       -
                                                            ========================================


ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Guggenheim Strategic Opportunities Fund

By: /s/  J. Thomas Futrell
    ----------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: April 24, 2009


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  J. Thomas Futrell
    ----------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: April 24, 2009




By: /s/  Steven M. Hill
    ----------------------------
         Steven M. Hill
         Chief Financial Officer, Chief Accounting Officer & Treasurer

Date: April 24, 2009